UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07359
Hyperion Brookfield Income Fund, Inc.

(Exact name of registrant as specified in charter)
Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010

(Address of principal executive offices) (Zip code)
Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-549-8400
Date of fiscal year end: July 31, 2007
Date of reporting period: October 31, 2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments (Unaudited)
October 31, 2007
Item 1. Schedule of Investments

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

ASSET-BACKED SECURITIES — 2.5%
Long Beach Mortgage Loan Trust
Series 2002-5, Class M4B	6.00%		11/25/32	$946		$236,550
Mid-State Trust
Series 2004-1, Class B	8.90		08/15/37	2,408		2,270,388
Sail Net Interest Margin Notes
Series 2004-BNC2, Class B* (e)	7.00		12/27/34	619		21,858
Series 2003-5, Class A* (e)	7.35		06/27/33	31		322
Series 2003-3, Class A* (e)	7.75		04/27/33	78		3,774

						25,954

Structured Asset Investment Loan Trust
Series 2004-4, Class B* (c) (e)	5.00/5.50		04/25/34	945		55,630
Series 2004-11, Class B* (c) (e)	5.00/5.50		01/25/35	3,999		1,834,921
Series 2003-BC13, Class B* (a) (c) (e)	6.00/6.50		11/25/33	325		31,595
Series 2004-3, Class B* (c) (e)	6.00/6.50		04/25/34	992		72,853

						1,994,999

Wells Fargo Alternative Loan Trust
Series 2005-1, Class B5	5.50		02/25/35	311		85,880
Series 2005-1, Class B6	5.50		02/25/35	399		39,906

						125,786

Total Asset-Backed Securities
(Cost — $10,476,047)						4,653,677

COMMERCIAL MORTGAGE BACKED SECURITIES — 110.5%
Other Commercial Mortgage Backed Securities — 110.5%
Banc America Commercial Mortgage, Inc.
Series 2004-6, Class F*	5.36		12/10/42	2,500	@	2,214,707
Series 2007-2, Class S*	5.37		04/10/49	11,887		3,138,511
Series 2007-2, Class L*	5.37		04/10/49	1,514		981,525
Series 2007-2, Class M*	5.37		04/10/49	695		441,666
Series 2007-2, Class N*	5.37		04/10/49	2,340		1,309,244
Series 2007-2, Class O	5.37		04/10/49	889		464,807
Series 2007-2, Class P*	5.37		04/10/49	844		417,976
Series 2007-2, Class Q*	5.37		04/10/49	3,131		1,379,778
Series 2006-2, Class J*	5.48		05/10/45	882		609,538
Series 2006-2, Class K*	5.48		05/10/45	1,386		903,457
Series 2006-2, Class L*	5.48		05/10/45	1,591		918,005
Series 2006-2, Class M*	5.48		05/10/45	1,040		569,437
Series 2006-2, Class N*	5.48		05/10/45	2,080		1,086,317
Series 2006-2, Class O*	5.48		05/10/45	2,035		951,153
Series 2006-2, Class P*	5.48		05/10/45	11,190		2,834,372
Series 2007-2, Class K*	5.70		04/10/49	3,610	@	2,489,951
Series 2002-PB2, Class K*	6.29		06/11/35	2,000		1,931,620

						22,642,064

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class L*	4.66		09/19/42	5,000		2,698,120
Series 2004-ESA, Class A3*	4.74		05/14/16	3,500	@	3,509,054
Series 2004-T16, Class A6*	4.75		02/13/46	5,300	@	5,064,526
Series 2005-T18, Class A4*	4.93		02/13/42	11,000	@	10,553,290
Series 2006-PWR13, Class J*	5.26		09/11/41	3,185		2,214,209
Series 2006-PWR13, Class N*	5.26		09/11/41	1,297		572,955
Series 2006-PWR13, Class K*	5.26		09/11/41	399		232,775
Series 2006-PWR13, Class L*	5.26		09/11/41	2,663		1,464,474
Series 2006-PWR13, Class M*	5.26		09/11/41	2,175		1,068,643
Series 2006-PWR13, Class O*	5.26		09/11/41	2,172		897,992
Series 2006-PWR13, Class P*	5.26		09/11/41	10,858		2,352,462
Series 2004-PWR6, Class F*	5.44	†	11/11/41	2,250	@	1,872,520
Series 2004-PWR5, Class F*	5.48	†	07/11/42	3,500	@	3,080,787

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments (Unaudited)
October 31, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Series 2005-PWR10, Class K*	5.63%		12/11/40	$6,113	@	$4,387,783
Series 1999-C1, Class J* (e)	5.64		02/14/31	1,553		84,615
Series 2007-T28, Class F*	6.18		09/11/42	1,080		894,763
Series 2007-T28, Class G*	6.18		09/11/42	1,881		1,495,391
Series 2006-PWR13, Class H*	6.23		09/11/41	1,715		1,266,162

						43,710,521

CD 2006 CD2
Series 2006-CD2, Class K*	5.09		01/15/46	1,632		990,546
Series 2006-CD2, Class L*	5.09		01/15/46	1,166		667,354
Series 2006-CD6, Class M*	5.09		01/15/46	1,980		1,035,067

						2,692,967

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class G*	5.23	†	07/15/44	5,000	@	4,218,680
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class J*	4.23		05/15/38	1,200		1,041,008
Series 2004-C3, Class J*	4.78		07/15/36	275		230,838
Series 2005-C6, Class J*	5.23		12/15/40	5,000		3,816,480
Series 2006-C1, Class L*	5.24		02/15/39	1,717		1,156,788
Series 2006-C1, Class M*	5.24		02/15/39	1,200		789,983
Series 2006-C1, Class N*	5.24		02/15/39	1,288		798,924
Series 2006-C1, Class O*	5.24		02/15/39	429		250,976
Series 2006-C1, Class P*	5.24		02/15/39	430		237,499
Series 2006-C1, Class Q*	5.24		02/15/39	858		447,852
Series 2006-C1, Class S*	5.24		02/15/39	3,861		1,001,655
Series 2007-C2, Class K*	5.55		01/15/49	7,965	@	5,409,470

						15,181,473

Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L*	5.15		09/15/39	623		416,915
Series 2006-C4, Class M*	5.15		09/15/39	1,004		640,733
Series 2006-C4, Class N*	5.15		09/15/39	1,619		912,449
Series 2006-C4, Class O*	5.15		09/15/39	1,597		791,665
Series 2006-C4, Class P*	5.15		09/15/39	2,405		1,105,817
Series 2006-C4, Class Q*	5.15		09/15/39	3,193		1,379,641
Series 2006-C4, Class S*	5.15		09/15/39	15,963		3,801,189

						9,048,409

Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5	5.22		04/10/37	11,500	@	11,252,520
JP Morgan Commercial Mortgage Finance Corp.
Series 2003-C1, Class X1*	0.65		01/12/37	54,652		1,916,630
Series 2003-C1, Class K*	5.08		01/12/37	1,625		1,376,354
Series 2003-C1, Class L*	5.08		01/12/37	1,200		831,756
Series 2004-C2, Class A3	5.38		05/15/41	5,000	@	4,943,305
Series 2005-LDP5, Class J*	5.50		12/15/44	4,500	@	3,495,240
Series 2004-PNC1, Class A4	5.54		06/12/41	5,000	@	4,981,875
Series 1999-C7, Class F*	6.00		10/15/35	6,000	@	5,964,054
Series 2007-LDP11, Class K*	6.01		06/15/49	5,499	@	3,674,872

						27,184,086

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class G*	5.16		02/15/40	4,286	@	3,734,838
Series 2002-C2, Class V**	5.68		07/15/35	0		0
Series 2002-C2, Class M*	5.68		07/15/35	900		806,341
Series 2002-C2, Class N*	5.68		07/15/35	1,450		1,221,645
Series 2001-C7, Class L*	5.87		11/15/33	3,299		2,982,181

						8,745,005

LNR CDO Ltd.
Series 2007-1A, Class F*	6.31	†	12/26/49	3,750		2,492,419

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments (Unaudited)
October 31, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust Series 2002-MW1, Class J*	5.70%		07/12/34	$2,295		$2,070,809
Morgan Stanley Cap I, Inc.
Series 2005-HQ6, Class A4A	4.99		08/13/42	12,000	@	11,548,668
Series 2005-HQ6, Class J*	5.42	†	08/13/42	5,000	@	4,145,390
Series 2006-IQ11, Class J*	5.53		10/15/42	811		527,630
Series 2006-IQ11, Class K*	5.53		10/15/42	586		351,656
Series 2006-IQ11, Class L*	5.53		10/15/42	660		354,427
Series 1998-WF1, Class F*	7.30		03/15/30	5,000	@	5,003,265

						21,931,036

PNC Corp. Center B Note (d) (e)	8.85		03/11/17	2,350		2,356,451
Sheffield Bldg. Mezzanine Loan(d) (e)	14.32		07/09/08	5,430		5,413,053
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class J*	4.70		04/15/42	1,248		930,611
Series 2005-C18, Class K*	4.70		04/15/42	1,665		1,187,745
Series 2005-C18, Class L*	4.70		04/15/42	797		529,114
Series 2005-C18, Class M*	4.70		04/15/42	532		338,096
Series 2005-C18, Class N*	4.70		04/15/42	648		395,132
Series 2002-C2, Class L*	4.94		11/15/34	1,833		1,588,375
Series 2002-C2, Class M*	4.94		11/15/34	1,072		886,487
Series 2002-C2, Class N*	4.94		11/15/34	938		737,474
Series 2002-C2, Class O*	4.94		11/15/34	755		580,414
Series 2002-C2, Class P* (e)	4.94		11/15/34	10,044		3,108,617
Series 2006-C29, Class K*	5.07		11/15/48	1,399		880,784
Series 2006-C29, Class L*	5.07		11/15/48	932		550,833
Series 2006-C29, Class M*	5.07		11/15/48	887		492,411
Series 2006-C29, Class N*	5.07		11/15/48	1,145		589,215
Series 2006-C29, Class O*	5.07		11/15/48	2,464		1,112,020
Series 2006-C29, Class P*	5.07		11/15/48	2,507		1,011,437
Series 2006-C29, Class Q*	5.07		11/15/48	11,284		3,160,919
Series 2007-C31, Class L*	5.13		04/15/47	3,380		2,038,228
Series 2007-C31, Class M*	5.13		04/15/47	729		412,317
Series 2007-C31, Class N*	5.13		04/15/47	2,840		1,508,534
Series 2007-C31, Class O*	5.13		04/15/47	1,645		844,592
Series 2007-C31, Class P*	5.13		04/15/47	1,654		750,812
Series 2007-C31, Class Q*	5.13		04/15/47	1,654		678,831
Series 2007-C31, Class S*	5.13		04/15/47	940		240,786
Series 2007-C31, Class T*	5.13		04/15/47	1,890		484,133
Series 2007-C31, Class U*	5.13		04/15/47	7,569		1,938,179

						26,976,096

Total Other Commercial Mortgage Backed Securities
(Cost — $240,757,686)						205,915,589

Total Commercial Mortgage Backed Securities
(Cost — $240,757,686)						205,915,589

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 25.0%
Subordinated Collateralized Mortgage Obligations — 25.0%
Citicorp Mortgage Securities, Inc.
Series 2003-4, Class B4	5.00		03/25/18	259		238,942
Series 2003-4, Class B5	5.00		03/25/18	130		105,089
Series 2003-4, Class B6	5.00		03/25/18	260		123,335
Series 2003-5, Class B4	5.35		04/25/33	484		403,877
Series 2003-5, Class B5	5.35		04/25/33	323		234,512
Series 2003-5, Class B6	5.35		04/25/33	485		206,299
Series 2002-11, Class B4*	5.85		11/25/32	928		872,890
Series 2002-11, Class B5	5.85		11/25/32	464		421,223
Series 2002-11, Class B6*	5.85		11/25/32	697		522,643

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments (Unaudited)
October 31, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)

					$3,128,810

Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class L*	5.06%		12/10/46	$2,207	1,419,004
Series 2006-C8, Class M*	5.06		12/10/46	2,207	1,331,207
Series 2006-C8, Class N*	5.06		12/10/46	551	312,161
Series 2007-C9, Class L*	5.24		12/10/49	4,197	2,621,371
Series 2007-C9, Class M*	5.24		12/10/49	1,647	963,650
Series 2007-C9, Class N*	5.24		12/10/49	1,778	887,403
Series 2007-C9, Class O*	5.24		12/10/49	1,512	710,345
Series 2007-C9, Class P*	5.24		12/10/49	2,549	1,128,929
Series 2007-C9, Class Q*	5.24		12/10/49	1,527	638,358
Series 2007-C9, Class S*	5.24		12/10/49	10,824	2,273,462

					12,285,890

First Horizon Mortgage Trust
Series 2005-FA9, Class B4	5.50		12/25/35	1,055	285,145
Series 2005-FA9, Class B5	5.50		12/25/35	1,588	238,215
Series 2005-FA9, Class B6	5.50		12/25/35	1,135	79,457

					602,817

G3 Mortgage Reinsurance Ltd. Series 1, Class EH* (e)	24.87	†	05/25/08	2,296	2,338,895
Harborview Mortgage Loan Trust
Series 2005-14, Class B4*	5.70		12/19/35	3,353	2,315,924
Series 2005-1, Class B4* (b)	6.77	†	03/19/35	1,007	895,952
Series 2005-1, Class B5* (b)	6.77	†	03/19/35	1,469	932,370
Series 2005-1, Class B6* (b)	6.77	†	03/19/35	1,648	313,168

					4,457,414

Residential Funding Mortgage Sec I
Series 2003-S6, Class B1	5.00		04/25/18	157	141,552
Series 2003-S6, Class B2	5.00		04/25/18	78	59,128
Series 2003-S6, Class B3	5.00		04/25/18	157	42,290
Series 2005-S9, Class B1*	5.75		12/25/35	899	673,898
Series 2005-S9, Class B2*	5.75		12/25/35	540	278,392
Series 2005-S9, Class B3*	5.75		12/25/35	756	196,513

					1,391,773

Resix Financial Ltd.
Series 2004-C, Class B7*	8.62	†	09/10/36	1,910	1,750,492
Series 2004-A, Class B8*	10.12	†	02/10/36	826	786,165
Series 2003-D, Class B7*	10.87	†	12/10/35	2,780	2,779,935
Series 2005-A, Class B9*	10.87	†	03/10/37	1,321	1,192,356
Series 2003-CB1, Class B8*	11.87	†	06/10/35	1,076	1,107,791
Series 2005-D, Class B9*	13.09	†	12/15/37	2,890	2,857,179
Series 2005-A, Class B10*	13.62	†	03/10/37	1,031	1,030,648
Series 2005-D, Class B10*	14.59	†	12/15/37	1,445	1,477,420
Series 2005-D, Class B11*	16.59	†	12/15/37	1,927	1,967,078
Series 2004-A, Class B11*	19.62	†	02/10/36	944	976,743

					15,925,807

Washington Mutual
Series 2003-S3, Class CB5	5.41		06/25/33	1,082	656,789
Series 2003-S3, Class CB6	5.41		06/25/33	1,082	378,794
Series 2005-AR2, Class B11(b)	6.07	†	01/25/45	3,994	2,522,847
Series 2005-AR2, Class B12(b)	6.07	†	01/25/45	3,035	485,572

					4,044,002

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR4, Class B6	4.56	†	04/25/35	1,183	224,688
Series 2006-14, Class B4*	6.00		11/25/36	1,240	838,151
Series 2006-15, Class B5*	6.00		11/25/36	1,860	926,007

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments (Unaudited)
October 31, 2007

			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Series 2006-15, Class B6*	6.00%	11/25/36	$1,980	$365,420

				2,354,266

Total Subordinated Collateralized Mortgage Obligations
(Cost — $55,618,643)				46,529,674

Total Non-Agency Residential Mortgage Backed Securities
(Cost — $55,618,643)				46,529,674

	Shares	Value

PREFERRED STOCKS — 5.2%
CBL & Associates Properties, Inc. Series D, 7.38% (REIT)	61,180	1,422,435
Cousins Properties, Inc. Series B, 7.50% (REIT)	43,759	1,036,213
Health Care, Inc. Series F, 7.63% (REIT)	59,703	1,481,829
Host Marriott Corp. Class E, 8.88% (REIT)	50,000	1,307,500
Istar Financial, Inc. Series E, 7.88% (REIT)	50,000	1,142,500
Istar Financial, Inc. Series F, 7.80% (REIT)	20,000	451,400
Strategic Hotel Capital, Inc. Series A, 8.50% (REIT)*	37,154	897,503
Taubman Centers, Inc. Series G, 8.00% (REIT)	53,666	1,348,090
Urstadt Biddle Properties, Inc. Series D, 7.50% (REIT)	23,118	548,821

Total Preferred Stocks
(Cost — $10,117,015)		9,636,291

			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value

SHORT TERM INVESTMENTS — 0.3%
United States Treasury Bill#
(cost $621,708)	3.68%	12/20/07	625	621,701

Total Investments — 143.5%
(Cost — $317,591,099)				267,356,932
Liabilities in Excess of Other Assets — (43.5)%				(81,064,143)

NET ASSETS — 100.0%				$186,292,789

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

**	—	Acquired in connection with purchase of LB-UBS Commercial Mortgage Trust Series 2002-C2 Class Q, S, T and U.

†	—	Variable Rate Security — Interest Rate is in effect as of October 31, 2007.

#	—	Portion or entire principal amount held as collateral for open future contracts.

(a)	—	Interest rate and principal amounts are based on the notional amount of the underlying mortgage pools.

(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(c)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(d)	—	Investments in loans receivable.

(e)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of October 31, 2007, the total value of all such securities was $17,526,960 or 9.41% of net assets.

CDO	—	Collateralized Debt Obligation

REIT	—	Real Estate Investment Trust

^	—	At October 31, 2007, the aggregate cost of investments for income tax purposes was $317,591,099. Net unrealized depreciation aggregated $50,234,167 of which $1,578,285 related to appreciated investment securities and $51,812,452 related to depreciated investment securities.

HYPERION BROOKFIELD INCOME FUND, INC.
October 31, 2007

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
Valuation of and Basis of Accounting for Loans Receivable: Loans receivable are carried at fair value, which is considered equal to the present value of the expected future cash flows discounted at the loan’s effective interest rate, or collateral value, if the loan is collateral dependent. Interest income on the loans receivable is accrued based upon the principal amount outstanding.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.
Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the Investment Company Act of 1940 Act, as amended, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
At October 31, 2007, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount
$3,115,000	Bear Stearns, 5.23%, dated 10/16/07, maturity date 11/14/07	$3,128,124
4,532,000	Bear Stearns, 5.23%, dated 10/16/07, maturity date 11/14/07	4,551,094
9,478,000	Bear Stearns, 5.23%, dated 10/16/07, maturity date 11/14/07	9,517,931
1,271,000	Bear Stearns, 5.35%, dated 10/29/07, maturity date 11/28/07	1,276,667
2,553,000	Bear Stearns, 5.35%, dated 10/29/07, maturity date 11/28/07	2,564,382
1,527,000	Bear Stearns, 5.41%, dated 10/25/07, maturity date 11/14/07	1,531,589
2,100,000	Bear Stearns, 5.62%, dated 10/17/07, maturity date 11/20/07	2,111,149
2,924,000	Bear Stearns, 5.62%, dated 10/17/07, maturity date 11/20/07	2,939,523
2,971,000	Bear Stearns, 5.62%, dated 10/17/07, maturity date 11/20/07	2,986,773
3,951,000	Bear Stearns, 5.62%, dated 10/17/07, maturity date 11/20/07	3,971,976
1,853,000	Bear Stearns, 5.78%, dated 10/16/07, maturity date 11/14/07	1,861,628
10,179,000	Greenwich Capital, 5.17%, dated 10/23/07, maturity date 11/26/07	10,228,721
4,485,000	JP Morgan, 5.14%, dated 10/23/07, maturity date 11/27/07	4,507,413
4,524,000	JP Morgan, 5.14%, dated 10/23/07, maturity date 11/27/07	4,546,607

HYPERION BROOKFIELD INCOME FUND, INC.
October 31, 2007

		Maturity
Face Value	Description	Amount
$5,037,000	JP Morgan, 5.29%, dated 10/23/07, maturity date 11/27/07	$5,062,906
2,606,000	JP Morgan, 5.39%, dated 10/23/07, maturity date 11/27/07	2,619,656
2,856,000	JP Morgan, 5.39%, dated 10/23/07, maturity date 11/27/07	2,870,966
10,408,500	Morgan Stanley, 5.25%, dated 10/16/07, maturity date 11/19/07	10,460,060
4,250,000	Morgan Stanley, 5.30%, dated 10/16/07, maturity date 11/19/07	4,271,254
3,187,500	Morgan Stanley, 5.40%, dated 10/16/07, maturity date 11/19/07	3,203,741

$83,808,000		$84,212,160

	Maturity Amount, Including Interest Payable	$84,212,160

	Market Value of Assets Sold Under Agreements	$101,544,662

	Weighted Average Interest Rate	5.32%

The average daily balance of reverse repurchase agreements outstanding during the period ended October 31, 2007, was approximately $93,365,089 at a weighted average interest rate of 5.69%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $104,472,182 as of August 10, 2007, which was 33.29% of total assets.
Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR’’). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.
At October 31, 2007, the following swap agreements were outstanding:

HYPERION BROOKFIELD INCOME FUND, INC.
October 31, 2007

			Net Unrealized
Notional Amount	Expiration Date	Description	Depreciation

$7,000,000	03/15/49	Agreement with Bear Stearns, dated 03/27/07 to receive monthly the notional amount multiplied by 0.87% and to pay in the event of a write down, failure to pay a principal payment or an interest shortfall on CMBX-NA-BBB-2.	$(1,852,126)
7,000,000	03/15/49	Agreement with Bear Stearns, dated 03/29/07 to receive monthly the notional amount multiplied by 0.87% and to pay in the event of a write down, failure to pay a principal payment or an interest shortfall on CMBX-NA-BBB-2.	(1,819,535)
5,000,000	09/11/42	Agreement with Bear Stearns, dated 11/02/05 to receive monthly the notional amount multiplied by 2.10% and to pay only in the event of a write down, failure to pay a principal payment or an interest shortfall on BSCMS 2005-PWR9K.	(959,183)
6,000,000	04/15/42	Agreement with Morgan Stanley, dated 11/02/05 to receive monthly the notional amount multiplied by 2.15% and to pay in the event of a write down, failure to pay a principal payment or an interest shortfall on WBCMT 2005-C18J.	(1,063,971)
10,000,000	03/15/49	Agreement with Royal Bank of Scotland, dated 02/28/07 to receive monthly the notional amount multiplied by 0.87% and to pay in the event of a write down, failure to pay a principal payment or an interest shortfall on CMBX-NA-BBB-2.	(2,918,383)

			$(8,613,198)

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.
At October 31, 2007, the Fund had the following short futures contracts outstanding:
Short:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	October 31, 2007	Depreciation

$66,300,000	10 Yr. U.S. Treasury Note	December 2007	$72,340,717	$72,940,359	$(599,642)

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
HYPERION BROOKFIELD INCOME FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: December 19, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: December 19, 2007

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer

Date: December 19, 2007